GOODWILL (Tables)	12 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill are as follows:

	June 30,
	2017	2018

Balance at beginning of year	$59,847	$47,326
Goodwill upon acquisition	-	607
Goodwill impairment charge	(11,211)	-
Translation adjustment	(1,310)	426

Balance at the end of year	$47,326	$48,359